UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21212

Nuveen California AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California AMT-Free Municipal Income Fund (NKX)
	May 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.1% (99.2% of Total Investments)

	MUNICIPAL BONDS – 143.1% (99.2% of Total Investments)

	Consumer Staples – 5.4% (3.8% of Total Investments)
$ 995	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	8/15 at 100.00	Baa1	$ 995,109
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
1,350	5.600%, 6/01/36	12/18 at 100.00	B+	1,248,129
325	5.650%, 6/01/41	12/18 at 100.00	B+	290,550
7,780	5.700%, 6/01/46	12/18 at 100.00	B+	6,914,708
95	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	8/15 at 100.00	BBB+	94,850
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,165	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	8/15 at 100.00	BBB	2,165,108
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
8,570	5.000%, 6/01/33	6/17 at 100.00	B	7,169,405
1,950	5.750%, 6/01/47	6/17 at 100.00	B	1,673,120
13,560	5.125%, 6/01/47	6/17 at 100.00	B	10,656,261
865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	712,535
	Bonds, Series 2007A-2, 5.300%, 6/01/37
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
8,450	5.375%, 6/01/38	8/15 at 100.00	B–	7,092,085
2,000	5.500%, 6/01/45	8/15 at 100.00	B–	1,638,580
48,105	Total Consumer Staples			40,650,440
	Education and Civic Organizations – 2.1% (1.5% of Total Investments)
1,050	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	1,162,676
	Laboratory, Series 2012, 5.000%, 7/01/37
35	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	35,184
	2005A, 5.000%, 10/01/35
4,475	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies	8/23 at 100.00	BB	5,222,146
	Project, Series 2013A , 7.125%, 8/01/43
1,780	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	2,021,315
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
1,600	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento	1/22 at 100.00	N/R	1,747,328
	Valley & Northern Nevada Project, Series 2012A, 6.875%, 1/01/42
800	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	8/15 at 100.00	Aa2	803,184
	AMBAC Insured
300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	351,303
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
185	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	216,774
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
4,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	4,150,782
	5.000%, 9/01/34
14,285	Total Education and Civic Organizations			15,710,692
	Health Care – 18.6% (12.9% of Total Investments)
3,965	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba2	4,477,119
1,630	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA	1,810,783
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
1,255	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	No Opt. Call	BBB+	1,338,997
	Angeles, Series 2012A, 5.000%, 11/15/29
1,000	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical	No Opt. Call	AA–	1,104,300
	Center, Series 2012A, 5.000%, 11/15/35
2,520	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	2,815,319
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
2,000	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	2,202,120
	Series 2012A, 5.000%, 10/01/33
1,405	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	1,569,216
	Series 2014A, 5.000%, 10/01/38
2,800	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	3,117,828
	Series 2014B, 5.000%, 10/01/44
335	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	AA–	372,095
	San Diego, Series 2011, 5.250%, 8/15/41
10,265	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	10,786,461
	5.250%, 11/15/46
750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	819,788
	2010A, 5.750%, 7/01/40
685	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	A–	704,098
	of Central California, Series 2007, 5.250%, 2/01/46
1,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,001,720
	West, Series 2005A, 5.000%, 3/01/35
2,770	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/24 at 100.00	AA–	3,064,645
	Obligated Group, Series 2015, 5.000%, 11/01/43
4,920	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	6,361,701
	System, Trust 2554, 18.458%, 7/01/47 – AGM Insured (IF)
4,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	4,274,760
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los
	Angeles, Series 2007:
2,995	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	AA–	3,151,010
6,500	5.000%, 8/15/47	8/17 at 100.00	BBB+	6,767,605
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
895	5.250%, 7/01/24	7/15 at 100.00	CCC	810,494
2,740	5.250%, 7/01/30	7/15 at 100.00	CCC	2,491,098
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	764,033
	Series 2001C, 5.250%, 8/01/31
11,335	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+	11,611,686
	Series 2006, 5.000%, 3/01/41
5,020	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	5,171,554
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
2,680	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,185,770
	Project, Series 2009, 6.750%, 2/01/38
6,160	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	Aa3	7,035,706
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
7,555	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	8,446,490
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	10,525,299
	2003A, 5.000%, 8/15/38 – AMBAC Insured
1,690	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,721,096
	2005A, 5.000%, 11/15/43
2,600	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	2,839,408
	5.250%, 1/01/42
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
9,250	6.625%, 11/01/29	11/19 at 100.00	Ba1	10,304,129
7,500	6.750%, 11/01/39	11/19 at 100.00	Ba1	8,264,250
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
1,500	6.000%, 11/01/30	11/20 at 100.00	Ba1	1,619,100
2,595	6.000%, 11/01/41	11/20 at 100.00	Ba1	2,767,490
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	1,038,940
	Center, Series 2007A, 5.000%, 7/01/38
850	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	1,036,609
	7.500%, 12/01/41
2,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	A	2,088,740
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	AA–	1,056,280
	2009E, 5.000%, 5/15/38
127,895	Total Health Care			138,517,737
	Housing/Multifamily – 2.5% (1.7% of Total Investments)
485	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	535,154
	Series 2010A, 6.400%, 8/15/45
155	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	167,512
	Series 2012A, 5.500%, 8/15/47
350	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	407,502
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country
	Club Series 2013A:
2,000	5.625%, 11/15/33	11/23 at 100.00	BBB	2,205,640
8,000	6.000%, 11/15/48	11/23 at 100.00	BBB	9,018,880
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
260	5.250%, 8/15/39	8/24 at 100.00	BBB	282,729
705	5.250%, 8/15/49	8/24 at 100.00	BBB	764,650
3,285	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	4/23 at 100.00	A–	3,527,926
	Vallecitos Mobile Home Park, Series 2013, 5.000%, 4/15/38
	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding
	Series 2014:
670	5.000%, 6/15/44	6/24 at 100.00	A	724,645
185	5.000%, 6/15/49	6/24 at 100.00	A	199,312
1,060	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	8/15 at 100.00	AA–	1,061,993
	2003, 5.000%, 5/01/23
17,155	Total Housing/Multifamily			18,895,943
	Housing/Single Family – 0.2% (0.1% of Total Investments)
1,150	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	A	1,171,126
	5.500%, 8/01/38
	Long-Term Care – 1.1% (0.7% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A+	3,502,890
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
1,575	California Health Facilities Financing Authority, Insured Revenue Bonds, California-Nevada	7/16 at 100.00	A+	1,640,583
	Methodist Homes, Series 2006, 5.000%, 7/01/36
1,300	California Health Facilities Financing Authority, Revenue Bonds, Northern California	7/25 at 100.00	A+	1,449,877
	Presbyterian Homes& Services Inc., Series 2015, 5.000%, 7/01/39
1,500	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities	4/17 at 100.00	BBB+	1,545,000
	and Services Project, Series 2007A, 5.125%, 4/01/37
7,375	Total Long-Term Care			8,138,350
	Tax Obligation/General – 30.9% (21.4% of Total Investments)
3,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	3,401,040
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
1,000	California State, General Obligation Bonds, Refunding Series 2011, 5.250%, 9/01/25	9/21 at 100.00	AA–	1,186,940
4,910	California State, General Obligation Bonds, Various Purpose Refunding Series 2014,	10/24 at 100.00	AA–	5,661,230
	5.000%, 10/01/32
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,350	6.000%, 11/01/39	11/19 at 100.00	AA–	2,818,661
1,300	5.500%, 11/01/39	11/19 at 100.00	AA–	1,504,165
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	AA–	7,277,700
	California State, General Obligation Bonds, Various Purpose Series 2011:
2,000	5.000%, 9/01/31	No Opt. Call	AA–	2,264,900
4,090	5.000%, 9/01/41	9/21 at 100.00	AA–	4,555,687
2,625	5.000%, 10/01/41	10/21 at 100.00	AA–	2,927,505
	California State, General Obligation Bonds, Various Purpose Series 2013:
3,500	5.000%, 4/01/37	4/23 at 100.00	AA–	3,938,760
2,000	5.000%, 2/01/43	No Opt. Call	AA–	2,225,840
5,520	5.000%, 11/01/43	11/23 at 100.00	AA–	6,196,366
	California State, General Obligation Bonds, Various Purpose Series 2014:
2,460	5.000%, 10/01/39	10/24 at 100.00	AA–	2,783,096
9,000	5.000%, 12/01/43	12/23 at 100.00	AA–	10,112,400
9,000	5.000%, 10/01/44	10/24 at 100.00	AA–	10,135,889
8,000	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45	3/25 at 100.00	AA–	9,019,360
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	5,691,103
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured
12,050	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	13,242,949
	2006C, 5.000%, 8/01/31 – AGM Insured
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/18 at 100.00	AA	2,800,150
	Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured
	East Side Union High School District, Santa Clara County, California, General Obligation
	Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 – AGC Insured	8/19 at 100.00	AA	3,915,012
3,545	5.000%, 8/01/28 – AGC Insured	8/19 at 100.00	AA	3,961,608
3,110	5.000%, 8/01/29 – AGC Insured	8/19 at 100.00	AA	3,477,851
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AA	230,858
	Series 2003A, 5.000%, 6/01/28 – AGM Insured
7,100	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA	8,718,374
	Tender Option Bond Trust 2015-XF0111, 9.734%, 2/01/16 – AGM Insured (IF)
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AA	6,268,860
	5.000%, 6/01/29 – AGM Insured (UB)
2,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2015A,	8/24 at 100.00	AA+	2,344,840
	5.000%, 8/01/30
1,220	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AA+	1,230,016
	Bonds, Series 2005A, 5.000%, 8/01/24 – AGM Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aa2	5,859,700
	Refunding Series 2014C, 5.000%, 7/01/29
4,500	Mount Diablo Unified School District, Contra Costa County, California, General Obligation	8/25 at 100.00	AA	3,581,505
	Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured
3,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA	3,157,170
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
10,080	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	5,701,752
	Series 2004A, 0.000%, 8/01/26 – NPFG Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/15 at 100.00	AA–	2,510,050
	2002, 5.250%, 8/01/21 – FGIC Insured
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	979,673
	Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured
11,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	6,379,829
	Refunding Series 2012R-1, 0.000%, 7/01/31
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,275,800
	Bond Trust 2015-XF0048, 17.678%, 8/01/17 (IF)
2,870	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election	8/24 at 100.00	AA	3,219,480
	2012, Series 2014B, 5.000%, 8/01/39 – AGM Insured
10,000	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	3,078,900
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,
	Election 2008 Series 2011D:
23,280	7.400%, 8/01/47 – AGC Insured	8/37 at 100.00	AA	17,825,729
38,845	0.000%, 8/01/50 – AGM Insured	8/37 at 100.00	AA	29,795,279
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	8,254,202
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	4,036,130
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	4,657,511
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,100,310
	2011C, 5.250%, 8/01/47
272,460	Total Tax Obligation/General			230,304,180
	Tax Obligation/Limited – 43.5% (30.1% of Total Investments)
2,000	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/17 at 100.00	A–	2,026,220
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
655	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C,	9/23 at 100.00	N/R	703,326
	Series 2013A, 5.000%, 9/01/27
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	8/15 at 100.00	AA	1,000,190
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
7,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/15 at 100.00	AA	7,926,501
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
2,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	A+	2,730,668
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	8/15 at 100.00	AA+	1,219,848
1,535	5.000%, 12/01/20 – AMBAC Insured	8/15 at 100.00	AA+	1,541,109
1,615	5.000%, 12/01/21 – AMBAC Insured	8/15 at 100.00	AA+	1,621,428
1,695	5.000%, 12/01/22 – AMBAC Insured	8/15 at 100.00	AA+	1,701,746
1,780	5.000%, 12/01/23 – AMBAC Insured	8/15 at 100.00	AA+	1,787,084
1,865	5.000%, 12/01/24 – AMBAC Insured	8/15 at 100.00	AA+	1,872,423
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A+	8,216,530
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/31
	California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside
	Campus Project, Series 2012H:
2,790	5.000%, 4/01/30	No Opt. Call	A+	3,165,813
2,065	5.000%, 4/01/31	No Opt. Call	A+	2,334,916
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	8/15 at 100.00	A+	4,023,480
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	A+	3,161,969
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	11/15 at 100.00	A+	5,945,574
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
20,330	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A+	22,878,568
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,990	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A+	2,229,855
	Various Projects Series 2013A, 5.000%, 3/01/33
5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A+	5,874,350
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	2,410,080
	2009-I, 6.375%, 11/01/34
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	166,708
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,020	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	3,085,655
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,100	Chula Vista Public Financing Authority, California, Pooled Community Facility District	9/15 at 100.00	AA–	1,109,603
	Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured
1,430	Cloverdale Community Development Agency, California, Tax Allocation Bonds, Cloverdale	8/16 at 100.00	N/R	1,438,795
	Redevelopment Project, Refunding Series 2006, 5.000%, 8/01/36 – AMBAC Insured
	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Projects, Second Lien Series 2010B:
1,230	5.000%, 8/01/25	8/20 at 100.00	N/R	1,277,859
530	5.750%, 8/01/26	8/20 at 100.00	N/R	567,418
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/15 at 100.00	AA–	3,148,082
	Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured
	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services
	Facility Phase II, Series 2001:
8,425	5.000%, 1/01/21 – AMBAC Insured	7/15 at 100.00	A2	8,442,945
5,000	5.250%, 1/01/34 – AMBAC Insured	7/15 at 100.00	A2	5,005,600
350	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/15 at 100.00	A–	353,248
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,093,320
	Refunding Series 2012, 5.000%, 9/01/32
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A1	1,126,990
	Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2015A:
8,000	5.000%, 6/01/40	6/25 at 100.00	A+	8,792,800
25,000	5.000%, 6/01/45	6/25 at 100.00	A1	27,368,749
425	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BBB–	425,599
	5.000%, 9/01/35 – SYNCORA GTY Insured
3,345	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	N/R	3,403,972
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,790,610
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	2,327,177
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,985	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	2,054,693
710	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	732,961
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
75	5.000%, 9/01/26	9/16 at 100.00	N/R	76,282
175	5.125%, 9/01/36	9/16 at 100.00	N/R	177,821
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills
	Improvement Area D, Series 2014A:
1,140	5.500%, 9/01/33	9/23 at 100.00	N/R	1,216,984
2,105	5.750%, 9/01/44	9/23 at 100.00	N/R	2,254,623
2,000	Lammersville Joint Unified School District, California, Community Facilities District 2007-1,	9/23 at 100.00	N/R	2,328,660
	Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013,
	6.000%, 9/01/38
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment
	Project Areas Housing Programs, Subordinate Refunding Series 2003:
2,505	4.750%, 8/01/23 – NPFG Insured	8/15 at 102.00	AA–	2,560,035
2,425	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	AA–	2,463,606
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	8/15 at 100.00	AA–	3,526,040
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – NPFG Insured
6,190	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	6,219,836
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	9/15 at 100.00	AA–	1,502,460
	Series 2002, 5.000%, 9/02/33 – NPFG Insured
475	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	596,529
	2011A, 7.250%, 9/01/38
9,270	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	9,583,511
	5.000%, 8/01/38 – AMBAC Insured
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%, 8/01/35 –	8/15 at 100.00	AA–	3,235,782
	NPFG Insured
1,000	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside	9/15 at 100.00	N/R	1,004,020
	Village Improvement Area 1, Series 2005, 5.200%, 9/01/35
170	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	212,973
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
65	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	78,406
	Project, Series 2011, 6.750%, 9/01/40
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration	8/18 at 100.00	AA	3,117,836
	Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured
3,300	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 –	1/16 at 102.00	A–	3,399,231
	AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1,	10/15 at 100.00	AA–	5,033,300
	Refunding Series 2002, 5.000%, 4/01/25 – NPFG Insured
610	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	661,929
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
3,820	5.250%, 9/01/30	9/23 at 100.00	N/R	4,122,009
3,435	5.750%, 9/01/39	9/23 at 100.00	N/R	3,753,665
2,000	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities	9/23 at 100.00	N/R	2,207,880
	District 2001-1 May Farms Improvement Area 1,2 and 3, Refunding Series 2014A, 5.375%, 9/01/33
540	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	592,542
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	7/15 at 100.00	A	4,145,216
	2003A, 5.000%, 6/01/28 – AMBAC Insured
390	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	5/15 at 100.00	AA–	390,757
	Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
5,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	753,200
7,200	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,016,496
210	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	237,966
	2011A, 5.750%, 9/01/30
1,250	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District	9/23 at 100.00	N/R	1,378,175
	1, Series 2013, 5.500%, 9/01/39
3,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB+	3,009,600
	Projects, Series 2005A, 5.000%, 10/01/35 – SYNCORA GTY Insured
40	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	49,357
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott
	Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	711,216
1,775	5.000%, 9/01/42	9/22 at 100.00	N/R	1,890,712
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	8/15 at 100.00	AA–	1,003,730
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured
4,475	Roseville Finance Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%,	9/17 at 100.00	N/R	4,550,493
	9/01/33 – AMBAC Insured
1,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	9/15 at 100.00	N/R	1,504,560
	Series 2005, 5.050%, 9/01/30
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AA–	1,658,625
	5.400%, 11/01/20 – NPFG Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	A+	3,307,860
	5.400%, 11/01/20
3,080	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	9/15 at 100.00	AA–	3,080,277
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,113,630
	Series 2012A, 5.000%, 4/01/42
4,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/24 at 100.00	AAA	4,603,520
	Series 2014A, 5.000%, 4/01/36
1,480	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	8/15 at 100.00	AA–	1,481,643
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
690	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	741,088
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
2,700	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation	No Opt. Call	AA–	1,988,226
	Revenue Bonds, San Francisco Redevelopment Projects, Series 1998D, 0.000%, 8/01/24 –
	NPFG Insured
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA	2,249,320
	Improvement Projects, Series 2009A, 5.200%, 4/01/26
30	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	36,303
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
30	7.000%, 8/01/33	2/21 at 100.00	BBB+	36,118
40	7.000%, 8/01/41	2/21 at 100.00	BBB+	48,157
380	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	416,176
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of	9/20 at 100.00	AA	5,788,858
	Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	8/15 at 100.00	AA	4,016,160
	Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2005A:
3,310	5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	AA–	3,336,116
5,025	5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	AA–	5,063,743
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	107,746
1,110	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	1,195,981
360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	385,956
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding	9/22 at 100.00	N/R	1,063,450
	Series 2012D, 5.000%, 9/01/36
3,000	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	12/15 at 100.00	A–	3,077,880
	Series 1999A, 5.500%, 6/01/23 – AMBAC Insured
50	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	56,551
	7.000%, 10/01/26
3,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	8/15 at 100.00	AA–	3,499,790
	9/01/34 – FGIC Insured
	Sweetwater Union High School District Public Financing Authority, California, Special Tax
	Revenue Bonds, Series 2005A:
3,565	5.000%, 9/01/25 – AGM Insured	9/15 at 100.00	AA	3,605,784
5,510	5.000%, 9/01/28 – AGM Insured	9/15 at 100.00	AA	5,573,034
2,980	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/15 at 100.00	N/R	2,976,007
	District 03-02 Roripaugh, Series 2006, 5.500%, 9/01/36
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project	8/15 at 100.00	AA–	2,177,021
	1, Series 2002, 5.125%, 8/01/27 – NPFG Insured
	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010:
1,205	5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA	1,336,972
3,250	5.250%, 9/01/39 – AGM Insured	9/20 at 100.00	AA	3,641,723
4,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	5,060,340
	2012A, 5.000%, 10/01/32 – AGM Insured
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,088,524
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
4,235	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014,	9/22 at 102.00	N/R	4,628,389
	5.500%, 9/01/31
6,000	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment	11/19 at 100.00	AA	7,080,000
	Project 1, Police Facility Subordinate Series 2009, 6.250%, 11/01/39
95	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	114,832
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
316,410	Total Tax Obligation/Limited			324,287,700
	Transportation – 5.9% (4.1% of Total Investments)
1,115	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	1,252,836
	2013S-4, 5.250%, 4/01/48
6,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	8,035,808
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
14,885	5.750%, 1/15/46	1/24 at 100.00	BBB–	17,263,622
14,885	6.000%, 1/15/53	1/24 at 100.00	BBB–	17,417,236
37,635	Total Transportation			43,969,502
	U.S. Guaranteed – 11.9% (8.3% of Total Investments) (4)
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds,	8/16 at 100.00	AA– (4)	1,506,824
	Series 2006B, 5.250%, 8/01/30 (Pre-refunded 8/01/16) – FGIC Insured
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (4)	313,786
	Option Bond Trust 3211, 13.391%, 10/01/32 (Pre-refunded 4/01/18) (IF)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (4)	810,350
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
45	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2 (4)	45,851
	2006, 5.000%, 11/01/21 (Pre-refunded 11/02/15)
3,000	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	3,649,620
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – AGM Insured (ETM)
2,250	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	1/28 at 100.00	Aaa	2,838,983
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) –
	AMBAC Insured
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	1,359,754
	Tender Option Bond Trust 1065, 9.211%, 3/01/33 (Pre-refunded 3/01/18) (IF)
1,815	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (4)	1,950,000
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA– (4)	1,054,020
	8/01/36 (Pre-refunded 8/01/16) – NPFG Insured
805	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	9/15 at 100.00	N/R (4)	816,254
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%,	7/17 at 100.00	Aaa	5,451,400
	7/15/37 (Pre-refunded 7/15/17) – AMBAC Insured
1,685	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA (4)	1,741,431
	5.000%, 4/01/36 (Pre-refunded 4/01/16) – NPFG Insured
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	7,829,280
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31	4/16 at 100.00	A (4)	5,195,650
	(Pre-refunded 4/01/16) – AMBAC Insured
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 39 Eastvale Area, Series 2012A:
1,000	5.000%, 9/01/37 (Pre-refunded 9/01/15)	9/15 at 103.00	N/R (4)	1,033,110
2,000	5.125%, 9/01/42 (Pre-refunded 9/01/15)	9/15 at 103.00	N/R (4)	2,066,600
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB– (4)	897,872
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
35	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AA+ (4)	35,289
	Bonds, Series 2005A, 5.000%, 8/01/24 (Pre-refunded 8/01/15) – AGM Insured
12,230	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA– (4)	12,393,147
	Revenue Bonds, District 14, Subordinate Series 2005B, 5.000%, 10/01/34 (Pre-refunded
	10/01/15) – FGIC Insured
2,450	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R (4)	2,480,258
	9/01/31 (Pre-refunded 9/01/15) – SYNCORA GTY Insured
1,115	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (4)	1,124,043
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
5,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	A1 (4)	5,522,935
	Bonds, Series 2005, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – NPFG Insured
5,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA (4)	5,487,200
	Series 2007, 5.250%, 8/01/32 (Pre-refunded 8/01/17) – AGM Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
1,105	5.000%, 9/01/25 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	Aa1 (4)	1,118,470
250	5.000%, 9/01/25 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	Aa1 (4)	253,033
325	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (4)	358,946
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997
	Election Series 2011F:
7,230	0.000%, 8/01/42 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 21.00	AA (4)	1,357,866
10,450	0.000%, 8/01/43 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 19.43	AA (4)	1,816,524
21,225	0.000%, 8/01/44 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 17.98	AA (4)	3,414,041
12,550	0.000%, 8/01/45 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 16.64	AA (4)	1,867,691
23,425	0.000%, 8/01/46 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 15.39	AA (4)	3,224,686
9,085	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+ (4)	10,059,639
	Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured
145,872	Total U.S. Guaranteed			89,074,553
	Utilities – 4.2% (2.9% of Total Investments)
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
2,490	5.000%, 11/15/35	No Opt. Call	A	2,783,546
1,835	5.500%, 11/15/37	No Opt. Call	A	2,167,759
10,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	11,099,800
	2012B, 5.000%, 7/01/43
4,280	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	AA–	5,028,315
	2013B, 5.000%, 7/01/28
3,750	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	No Opt. Call	AA–	5,399,700
	Option Bond Trust 3345, 18.215%, 7/01/20 (IF) (5)
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	8/15 at 100.00	N/R	100,220
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
1,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,142,690
	Bonds, Series 2010-1, 5.000%, 7/01/28
2,975	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	3,381,772
	Series 2014A, 5.000%, 7/01/37
26,430	Total Utilities			31,103,802
	Water and Sewer – 16.8% (11.7% of Total Investments)
13,200	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Series 2010, 5.125%,	5/19 at 100.00	AA	13,984,344
	5/01/40 – AGM Insured
11,600	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	13,174,700
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego
	County Water Authority Desalination Project Pipeline, Series 2012:
8,000	5.000%, 7/01/37	No Opt. Call	Baa3	8,289,360
12,200	5.000%, 11/21/45	No Opt. Call	Baa3	12,628,708
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water
	System Revenue Bonds, Refunding Series 2015A:
1,000	5.000%, 6/01/31	6/25 at 100.00	AAA	1,187,940
5,000	5.000%, 6/01/36	6/25 at 100.00	AAA	5,793,200
3,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	3,283,590
	Series 2012, 5.000%, 9/01/41
2,250	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	2,295,743
	10/01/36 – AGM Insured
16,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/22 at 100.00	AA	17,864,799
	2012A, 5.000%, 7/01/43
12,890	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/24 at 100.00	AA	14,576,657
	2014A, 5.000%, 7/01/44
9,500	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015A, 5.000%,	6/25 at 100.00	AA+	10,831,900
	6/01/44 (WI/DD, Settling 6/04/15)
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien
	Series 2013A:
2,000	5.000%, 6/01/34	6/23 at 100.00	AA	2,276,700
3,500	5.000%, 6/01/35	6/23 at 100.00	AA	3,970,925
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,032,095
	Bond Trust 09-8B, 17.656%, 7/01/35 (IF) (5)
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	1,556,880
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	6/24 at 100.00	AA	2,868,625
	Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33
9,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AA+	9,874,710
	Series 2008A, 5.000%, 5/01/38 – AGM Insured
113,810	Total Water and Sewer			125,490,876
$ 1,128,582	Total Long-Term Investments (cost $965,570,590)			1,067,314,901

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.2% (0.8% of Total Investments)

	MUNICIPAL BONDS – 1.2% (0.8% of Total Investments)

	Health Care – 1.2% (0.8% of Total Investments)
$ 6,940	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 6,957,142
	Health System, Series 2014A, 6.000%, 7/10/15 (6)
675	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	676,667
	Health System, Series 2014B, 6.000%, 7/10/15 (6)
1,030	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	1,032,544
	Health System, Series 2014C, 6.000%, 7/10/15 (6)
$ 8,645	Total Short-Term Investments (cost $8,645,000)			8,666,353
	Total Investments (cost $974,215,590) – 144.3%			1,075,981,254
	Floating Rate Obligations – (0.9)%			(6,755,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Value – (4.8)% (7)			(36,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (39.1)% (8)			(291,600,000)
	Other Assets Less Liabilities – 0.5%			3,374,525
	Net Assets Applicable to Common Shares – 100%			$ 745,000,779

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,067,314,901	$ —	$1,067,314,901
Short-Term Investments:
Municipal Bonds	—	—	8,666,353	8,666,353
Total	$ —	$1,067,314,901	$8,666,353	$1,075,981,254

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Short-Term
Municipal Bonds
Balance at the beginning of period	$8,718,742
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(52,389)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers out of	—
Balance at the end of period	$8,666,353

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market		Unobservable
	Value	Techniques	Inputs	Range
Short-Term Municipal Bonds	$8,666,353	Discounted	Municipal BBB	1% - 4%
		Cash Flow	Benchmark
B-Rated
Hospital Sector

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $966,402,589.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$104,334,822
Depreciation	(1,509,118)
Net unrealized appreciation (depreciation) of investments	$102,825,704

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Institutional MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 3.3%.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2015